LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
LAND USE RIGHTS, NET.
Schedule of land use rights

Year ended
December 31,
2021
RMB

Cost	1,036,178
Accumulated amortization	(17,270)
Land use rights, net	1,018,908